Income taxes (Tables)	6 Months Ended
Jun. 30, 2022
Income taxes
Schedule of income tax expense

	For the three months ended		For the six months ended
	June 30,		June 30,
	2022	2021	2022	2021
Current income tax expense	$30.5	$15.2	$59.5	$37.3
Deferred income tax expense	6.2	14.2	13.2	11.9
Income tax expense	$36.7	$29.4	$72.7	$49.2